Investment Managers Series Trust
803 W. Michigan Street
Milwaukee, Wisconsin  53233

April 5, 2012

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC  20549

Re:       Investment Managers Series Trust (the “Trust”)
File Nos. 333-122901 and 811-21719

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the series Zacks Market Neutral Fund, Zacks All-Cap Core Fund and Zacks Small-Cap Core Fund (the “Funds”) do not differ from that contained in Post-Effective Amendment No. 235 to the Trust’s Registration Statement on Form N1-A.  This Amendment was filed electronically on March 29, 2012.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 385-5759.

Sincerely,

/s/ LYNA PHAN
Lyna Phan
Investment Managers Series Trust